Schedule of Gross and Net Amount for Company's OTC Derivatives Subject to Enforceable Master Netting Arrangements (Detail) - OTC derivatives - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Offsetting Assets [Line Items]
Gross amount	$ 1,078	$ 421
Derivative Asset,Counter-party netting	(391)	(115)
Derivative asset, offset under cash collateral (received) pledged	(590)	0
Derivative Asset, Net amount on balance sheet	97	306
Derivative Asset, Securities collateral (received) pledged	0	0
Derivative Asset, Net amount	97	306
Gross amount	(14)	(452)
Liability derivatives, Gross asset	391	115
Derivative liability offsets under cash collateral pledged	(380)	230
Net amount on balance sheet	(3)	(107)
Securities collateral (received) pledged	0	0
Net amount	$ (3)	$ (107)